Unaudited Consolidated Balance Sheets (Parentheticals) - $ / shares		Mar. 31, 2026	Sep. 30, 2025
Ordinary share, par value (in Dollars per share)	[1]	$ 0.00625	$ 0.00625
Class A Ordinary Shares
Ordinary share, shares authorized (in Shares)	[1]	144,000,000	144,000,000
Ordinary share, shares issued (in Shares)		19,361,639	7,034,662
Ordinary share, shares outstanding (in Shares)		19,361,639	7,034,662
Class B Ordinary Shares
Ordinary share, shares authorized (in Shares)	[1]	16,000,000	16,000,000
Ordinary share, shares issued (in Shares)		15,251,516	840,403
Ordinary share, shares outstanding (in Shares)		15,251,516	840,403

[1]	The shares are presented on a retroactive basis to reflect the share consolidation on February 19, 2026. See Note 12 below.